Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
February 28, 2022
GCF-K6-NPRT1-0422
1.9893922.102
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd.	72,791	815,259
Verizon Communications, Inc.	9,377	503,264
		1,318,523
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	69,935	8,449,547
Netflix, Inc. (a)	200,596	79,139,134
Roblox Corp. (a)(b)	437,255	22,549,240
Roku, Inc. Class A (a)	521,531	72,769,220
Sea Ltd. ADR (a)	221,319	32,224,046
The Walt Disney Co. (a)	77,265	11,470,762
		226,601,949
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	182,320	492,471,845
Class C (a)	79,353	214,080,110
IAC (a)	13,295	1,525,734
Kuaishou Technology Class B (c)	122,133	1,399,561
Match Group, Inc. (a)	44,101	4,916,820
Meta Platforms, Inc. Class A (a)	991,607	209,258,825
Snap, Inc. Class A (a)	483,272	19,301,884
Taboola.com Ltd. (a)	88,336	583,901
Tencent Holdings Ltd.	91,856	4,956,671
Twitter, Inc. (a)	207,434	7,374,279
Vimeo, Inc. (a)	939,861	12,208,794
		968,078,424
Media - 0.0%
Comcast Corp. Class A	110,873	5,184,421
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	453,898	55,924,773
TOTAL COMMUNICATION SERVICES		1,257,108,090
CONSUMER DISCRETIONARY - 20.1%
Automobiles - 2.9%
Rad Power Bikes, Inc. (a)(d)(e)	171,416	1,642,817
Rivian Automotive, Inc. (b)	120,803	8,161,451
Rivian Automotive, Inc.	717,571	46,055,142
Sono Group NV (b)	29,353	151,755
Tesla, Inc. (a)	350,683	305,245,004
XPeng, Inc. ADR (a)	228,455	8,308,908
		369,565,077
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	27,174	4,116,589
Booking Holdings, Inc. (a)	26,618	57,820,951
Chipotle Mexican Grill, Inc. (a)	11,055	16,840,634
Dutch Bros, Inc. (b)	76,017	3,664,780
Expedia, Inc. (a)	93,306	18,298,240
F45 Training Holdings, Inc. (b)	220,975	3,398,596
Hyatt Hotels Corp. Class A (a)	60,293	5,855,053
Marriott International, Inc. Class A (a)	357,969	60,904,846
McDonald's Corp.	781	191,165
Penn National Gaming, Inc. (a)	703,692	36,134,584
Shake Shack, Inc. Class A (a)(b)	16,643	1,243,565
Sonder Holdings, Inc. (d)	337,593	2,028,934
Sonder Holdings, Inc.	247,434	1,338,371
Sonder Holdings, Inc.	179,949	1,081,493
Sonder Holdings, Inc.:
rights (a)(e)	5,104	20,977
rights (a)(e)	5,104	17,303
rights (a)(e)	5,104	14,291
rights (a)(e)	5,104	11,892
rights (a)(e)	5,103	9,951
rights (a)(e)	5,102	8,367
Starbucks Corp.	433,372	39,779,216
Sweetgreen, Inc.	163,837	3,942,492
Sweetgreen, Inc. Class A (b)	12,504	316,726
Yum China Holdings, Inc.	163,599	8,510,420
		265,549,436
Household Durables - 0.7%
D.R. Horton, Inc.	126,541	10,806,601
KB Home	181,199	6,996,093
Lennar Corp. Class A	585,430	52,618,448
PulteGroup, Inc.	51,861	2,575,417
Purple Innovation, Inc. (a)(b)	751,354	4,523,151
Toll Brothers, Inc.	153,095	8,306,935
Traeger, Inc. (a)(b)	50,400	497,448
Vizio Holding Corp. (a)(b)	145,963	1,982,178
		88,306,271
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	235,327	722,750,402
Cazoo Group Ltd. Class A (a)	318,694	1,124,990
Chewy, Inc. (a)(b)	43,885	2,068,739
Etsy, Inc. (a)	42,286	6,549,679
JD.com, Inc.:
Class A (a)	5,467	195,278
sponsored ADR (a)	69,438	4,973,844
Ozon Holdings PLC ADR (a)(b)(e)	6,417	69,822
Revolve Group, Inc. (a)(b)	499,799	23,705,467
RumbleON, Inc. Class B (a)(b)	60,114	1,721,665
The RealReal, Inc. (a)(b)	299,909	2,672,189
thredUP, Inc. (a)(b)	504,244	4,281,032
Wayfair LLC Class A (a)(b)	853,141	120,181,973
Xometry, Inc. (b)	6,699	327,648
Zomato Ltd. (a)(d)	4,462,200	4,251,529
		894,874,257
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	298,721	8,680,832
Multiline Retail - 0.3%
Dollar General Corp.	45,573	9,038,949
Dollar Tree, Inc. (a)	68,255	9,697,670
Ollie's Bargain Outlet Holdings, Inc. (a)	463,140	19,998,385
Target Corp.	11,354	2,268,189
		41,003,193
Specialty Retail - 2.5%
Carvana Co. Class A (a)	163,793	24,645,933
Fanatics, Inc. Class A (d)(e)	192,713	13,073,650
Five Below, Inc. (a)	63,873	10,450,262
Floor & Decor Holdings, Inc. Class A (a)	164,460	15,725,665
Lowe's Companies, Inc.	412,025	91,082,247
RH (a)(b)	68,910	27,692,862
The Home Depot, Inc.	298,091	94,146,081
TJX Companies, Inc.	612,679	40,498,082
Volta, Inc. (a)(b)	50,941	229,235
Williams-Sonoma, Inc.	11,764	1,704,133
		319,248,150
Textiles, Apparel & Luxury Goods - 4.4%
adidas AG	44,926	10,622,391
Allbirds, Inc. Class A (b)	49,624	391,037
Canada Goose Holdings, Inc. (a)	225,273	5,897,087
Deckers Outdoor Corp. (a)	146,801	42,372,641
lululemon athletica, Inc. (a)	1,079,901	345,503,526
NIKE, Inc. Class B	422,994	57,759,831
On Holding AG (b)	127,463	3,103,724
On Holding AG	144,000	3,331,080
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,757,386	80,804,608
Under Armour, Inc. Class C (non-vtg.) (a)	257,008	4,017,035
		553,802,960
TOTAL CONSUMER DISCRETIONARY		2,541,030,176
CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	17,600	3,794,912
Fever-Tree Drinks PLC	244,311	6,091,147
Keurig Dr. Pepper, Inc.	693,330	26,811,071
Monster Beverage Corp. (a)	597,538	50,432,207
PepsiCo, Inc.	199,029	32,589,008
The Coca-Cola Co.	1,168,468	72,725,448
		192,443,793
Food & Staples Retailing - 0.9%
Blink Health, Inc. Series A1 (a)(d)(e)	65,933	2,521,937
Costco Wholesale Corp.	134,135	69,649,599
Kroger Co.	175,854	8,229,967
Ocado Group PLC (a)	198,040	3,641,741
Performance Food Group Co. (a)	331,001	18,549,296
Sysco Corp.	152,866	13,314,629
		115,907,169
Food Products - 0.4%
Bunge Ltd.	210,783	22,037,363
Darling Ingredients, Inc. (a)	157,415	11,409,439
Kellogg Co.	8,800	562,672
Laird Superfood, Inc. (a)(b)	147,713	908,435
Mondelez International, Inc.	64,795	4,242,777
Oatly Group AB ADR (a)(b)	479,291	3,235,214
The Hershey Co.	16,847	3,407,474
The Real Good Food Co. LLC Class B unit	149,687	850,372
The Real Good Food Co., Inc.	12,800	76,544
		46,730,290
Household Products - 0.3%
Church & Dwight Co., Inc.	53,716	5,256,111
Colgate-Palmolive Co.	118,798	9,141,506
Procter & Gamble Co.	147,939	23,062,211
		37,459,828
Personal Products - 0.2%
Olaplex Holdings, Inc.	546,833	9,175,858
The Beauty Health Co. (a)	477,045	9,245,132
The Beauty Health Co. (d)	428,643	8,307,101
		26,728,091
Tobacco - 0.6%
Altria Group, Inc.	852,049	43,701,593
Philip Morris International, Inc.	229,165	23,161,707
		66,863,300
TOTAL CONSUMER STAPLES		486,132,471
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	190,043	5,583,463
Halliburton Co.	753,343	25,259,591
Schlumberger Ltd.	528,195	20,726,372
		51,569,426
Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc.	152,818	17,561,845
Hess Corp.	912,141	92,180,969
Pioneer Natural Resources Co.	74,112	17,757,235
Range Resources Corp. (a)	361,267	8,291,078
Reliance Industries Ltd.	1,066,946	33,335,484
		169,126,611
TOTAL ENERGY		220,696,037
FINANCIALS - 2.4%
Banks - 1.3%
Bank of America Corp.	1,216,949	53,789,146
First Republic Bank	88,403	15,316,704
HDFC Bank Ltd. sponsored ADR	371,438	23,092,300
JPMorgan Chase & Co.	358,498	50,835,016
Wells Fargo & Co.	422,542	22,551,067
		165,584,233
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	1,459,000	4,129,165
BlackRock, Inc. Class A	39,625	29,476,641
Charles Schwab Corp.	682,777	57,667,345
		91,273,151
Consumer Finance - 0.3%
American Express Co.	132,440	25,764,878
Discover Financial Services	28,626	3,533,593
		29,298,471
Diversified Financial Services - 0.1%
WeWork, Inc. (a)	1,140,791	7,301,062
WeWork, Inc. (d)	510,135	3,264,864
		10,565,926
TOTAL FINANCIALS		296,721,781
HEALTH CARE - 11.8%
Biotechnology - 6.4%
4D Molecular Therapeutics, Inc. (a)	41,002	561,727
AbbVie, Inc.	123,001	18,175,858
ACADIA Pharmaceuticals, Inc. (a)	1,224,649	31,118,331
Adagio Therapeutics, Inc.	824,554	5,516,266
Adagio Therapeutics, Inc. (c)	487,220	3,259,502
ADC Therapeutics SA (a)	177,882	2,970,629
Akouos, Inc. (a)	272,361	1,454,408
Akouos, Inc. (a)(c)	54,474	290,891
Alector, Inc. (a)	481,213	7,622,414
Allovir, Inc. (a)(b)	636,642	5,729,778
Alnylam Pharmaceuticals, Inc. (a)	726,972	114,752,530
Ambrx Biopharma, Inc. ADR	78,537	352,631
Amgen, Inc.	109,633	24,829,682
Annexon, Inc. (a)(b)	28,015	136,013
Arcutis Biotherapeutics, Inc. (a)	127,691	2,272,900
Argenx SE ADR (a)	125,507	36,109,619
Arrowhead Pharmaceuticals, Inc. (a)	18,584	817,696
Ascendis Pharma A/S sponsored ADR (a)	12,830	1,441,964
aTyr Pharma, Inc. (a)	359,570	1,783,467
Avidity Biosciences, Inc. (a)(b)	346,387	5,874,724
Axcella Health, Inc. (a)	467,589	883,743
Beam Therapeutics, Inc. (a)(b)	9,500	744,325
BeiGene Ltd. ADR (a)	297,064	62,537,913
BioAtla, Inc. (a)	184,772	1,197,323
BioXcel Therapeutics, Inc. (a)(b)	397,967	7,286,776
Bolt Biotherapeutics, Inc. (b)	25,035	87,372
Calyxt, Inc. (a)(b)	225,548	263,891
Century Therapeutics, Inc.	340,454	4,800,401
Century Therapeutics, Inc. (c)	307,047	4,329,363
Cerevel Therapeutics Holdings (a)	1,346,927	35,653,158
ChemoCentryx, Inc. (a)	526,758	15,981,838
Cibus Corp. Series E (d)(e)(f)	2,065,675	4,833,680
Codiak Biosciences, Inc. (a)	187,022	882,744
Connect Biopharma Holdings Ltd. ADR (a)	84,202	330,072
CRISPR Therapeutics AG (a)(b)	47,839	2,935,879
Cyclerion Therapeutics, Inc. (a)	49,404	51,874
Day One Biopharmaceuticals, Inc. (a)	43,566	595,112
Denali Therapeutics, Inc. (a)	91,371	2,975,040
EQRx, Inc. (a)(b)	1,485,257	4,485,476
EQRx, Inc.:
rights (a)(e)	65,872	92,221
rights (a)(e)	28,231	29,360
Erasca, Inc.	86,687	1,074,919
Evelo Biosciences, Inc. (a)(b)	672,271	2,100,847
Exelixis, Inc. (a)	67,639	1,388,629
Foghorn Therapeutics, Inc. (a)	159,241	1,530,306
Gemini Therapeutics, Inc. (a)	120,726	164,187
Generation Bio Co. (a)	473,864	2,426,184
Graphite Bio, Inc.	86,497	795,772
Icosavax, Inc. (a)	90,007	1,567,922
Imago BioSciences, Inc.	55,456	1,305,989
Immunocore Holdings PLC ADR	60,011	1,326,243
Inhibrx, Inc. (a)(b)	127,351	2,738,047
Instil Bio, Inc. (a)	138,011	1,480,858
Ionis Pharmaceuticals, Inc. (a)	1,868,494	62,370,330
iTeos Therapeutics, Inc. (a)	41,572	1,501,996
Janux Therapeutics, Inc.	126,347	2,183,276
Karuna Therapeutics, Inc. (a)	235,307	24,707,235
Keros Therapeutics, Inc. (a)	30,524	1,639,139
Kinnate Biopharma, Inc. (a)	61,671	479,800
Kronos Bio, Inc. (a)(b)	53,345	401,688
Kura Oncology, Inc. (a)	18,941	300,594
Kymera Therapeutics, Inc. (a)	26,083	1,037,060
Lexicon Pharmaceuticals, Inc. (a)(b)	379,309	785,170
Lyell Immunopharma, Inc. (b)	128,713	931,882
Moderna, Inc. (a)	158,966	24,417,178
Monte Rosa Therapeutics, Inc.	269,536	3,865,146
Morphic Holding, Inc. (a)	221,160	8,815,438
Nuvalent, Inc. (c)	94,162	1,407,722
Nuvalent, Inc. Class A (a)	239,390	3,578,881
Olema Pharmaceuticals, Inc. (a)(b)	32,010	149,807
Omega Therapeutics, Inc. (a)(b)	324,474	3,851,506
Omega Therapeutics, Inc. (c)	83,857	995,383
ORIC Pharmaceuticals, Inc. (a)	221,822	1,721,339
Poseida Therapeutics, Inc. (a)	363,078	1,325,235
Praxis Precision Medicines, Inc. (a)	394,693	5,170,478
Protagonist Therapeutics, Inc. (a)	167,733	4,072,557
Prothena Corp. PLC (a)	180,395	6,241,667
PTC Therapeutics, Inc. (a)	300,693	10,560,338
Recursion Pharmaceuticals, Inc. (a)(b)	239,189	2,619,120
Regeneron Pharmaceuticals, Inc. (a)	73,438	45,411,122
Relay Therapeutics, Inc. (a)	195,779	4,720,232
Repligen Corp. (a)	39,708	7,810,564
Revolution Medicines, Inc. (a)	50,804	961,212
Rigel Pharmaceuticals, Inc. (a)(b)	2,303,994	5,783,025
Rubius Therapeutics, Inc. (a)(b)	1,195,960	5,967,840
Sage Therapeutics, Inc. (a)	476,089	17,315,357
Saluda Medical Pty Ltd. warrants (a)(d)(e)	46,461	133,343
Sana Biotechnology, Inc. (b)	62,672	404,861
Scholar Rock Holding Corp. (a)(b)	207,971	3,618,695
Seagen, Inc. (a)	17,133	2,207,930
Seres Therapeutics, Inc. (a)	1,243,205	9,945,640
Shattuck Labs, Inc. (a)	252,915	1,264,575
Sigilon Therapeutics, Inc. (a)	96,853	140,437
Silverback Therapeutics, Inc. (a)(b)	337,644	1,451,869
Springworks Therapeutics, Inc. (a)	426,674	24,145,482
Synlogic, Inc. (a)	549,668	1,088,343
Syros Pharmaceuticals, Inc. (a)	368,665	475,578
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	11,257	0
Tango Therapeutics, Inc. (a)	217,453	1,991,869
Taysha Gene Therapies, Inc. (a)	182,175	1,160,455
Tenaya Therapeutics, Inc. (a)	69,387	809,052
TG Therapeutics, Inc. (a)	337,599	3,332,102
Turning Point Therapeutics, Inc. (a)	19,337	612,209
Twist Bioscience Corp. (a)	235,676	13,183,715
Tyra Biosciences, Inc.	39,216	464,710
Ultragenyx Pharmaceutical, Inc. (a)	19,259	1,296,516
uniQure B.V. (a)	205,906	3,498,343
UNITY Biotechnology, Inc. (a)	276,844	240,827
Vaxcyte, Inc. (a)	283,102	6,559,473
Vera Therapeutics, Inc. (a)	109,689	2,545,882
Vertex Pharmaceuticals, Inc. (a)	24,522	5,640,550
Verve Therapeutics, Inc.	73,318	2,393,833
Vor Biopharma, Inc. (a)	100,139	904,255
Xencor, Inc. (a)	135,822	4,252,587
Yumanity Therapeutics, Inc. (a)	118,606	135,211
Zai Lab Ltd. ADR (a)	162,961	8,913,967
Zentalis Pharmaceuticals, Inc. (a)	121,400	6,056,646
		805,916,766
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	81,257	9,801,219
DexCom, Inc. (a)	97,504	40,357,881
Figs, Inc. Class A (a)	166,073	2,728,579
Il Makiage Ltd. (d)(e)	1,852	1,594,239
Insulet Corp. (a)	364,122	96,379,452
Intuitive Surgical, Inc. (a)	197,970	57,476,630
Novocure Ltd. (a)	791,834	64,819,531
Outset Medical, Inc. (a)	269,072	11,831,096
Penumbra, Inc. (a)	70,350	15,599,409
Presbia PLC (a)(e)	96,997	1,455
PROCEPT BioRobotics Corp.	37,028	924,959
PROCEPT BioRobotics Corp.	109,638	2,601,819
Shockwave Medical, Inc. (a)	171,750	30,439,253
Treace Medical Concepts, Inc. (a)(b)	53,426	1,150,796
		335,706,318
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	275,561	2,978,814
Alignment Healthcare, Inc. (a)	301,500	2,544,660
Centene Corp. (a)	238,425	19,698,674
Guardant Health, Inc. (a)	87,416	5,793,058
Humana, Inc.	29,587	12,850,226
Privia Health Group, Inc. (a)(b)	52,988	1,363,911
Progyny, Inc. (a)(b)	73,732	2,902,092
The Oncology Institute, Inc. (d)	446,788	2,399,252
UnitedHealth Group, Inc.	50,604	24,080,925
		74,611,612
Health Care Technology - 0.0%
DNA Script (d)(e)	115	91,872
DNA Script (d)(e)	439	350,713
Doximity, Inc.	24,900	1,527,615
		1,970,200
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	623,288	50,779,273
Absci Corp. (b)	1,055,790	9,892,752
Absci Corp. (c)	146,495	1,372,658
Akoya Biosciences, Inc. (a)(b)	14,807	164,062
Bruker Corp.	53,014	3,730,595
Danaher Corp.	71,408	19,595,069
ICON PLC (a)	8,536	2,031,653
Nanostring Technologies, Inc. (a)	86,416	3,064,311
Olink Holding AB ADR (a)	304,985	5,212,194
Seer, Inc. (a)	371,764	5,695,424
Thermo Fisher Scientific, Inc.	41,781	22,728,864
WuXi AppTec Co. Ltd. (H Shares) (c)	287,090	4,070,531
Wuxi Biologics (Cayman), Inc. (a)(c)	2,170,269	17,951,206
		146,288,592
Pharmaceuticals - 1.0%
4D Pharma PLC (a)(b)	936,204	404,279
Adimab LLC (a)(d)(e)(f)	196,899	8,326,780
Arvinas Holding Co. LLC (a)	50,839	3,294,876
Atea Pharmaceuticals, Inc. (a)	1,118,332	7,090,225
Bristol-Myers Squibb Co.	115,394	7,924,106
Dragonfly Therapeutics, Inc. (a)(d)(e)	31,376	495,113
Fulcrum Therapeutics, Inc. (a)	320,773	3,528,503
GH Research PLC	299,152	4,936,008
Hansoh Pharmaceutical Group Co. Ltd. (c)	439,628	940,621
Harmony Biosciences Holdings, Inc. (a)(b)	466,351	18,635,386
Intra-Cellular Therapies, Inc. (a)	813,833	45,151,455
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	6,216	39,488
Kaleido Biosciences, Inc. (a)(b)	579,169	862,962
Nektar Therapeutics (a)	282,584	2,893,660
Nuvation Bio, Inc. (a)(b)	678,844	3,434,951
Nuvation Bio, Inc. (d)	244,340	1,236,360
OptiNose, Inc. (a)(b)	1,211,330	3,549,197
Pfizer, Inc.	109,091	5,120,732
Pharvaris BV	34,895	596,705
Pliant Therapeutics, Inc. (a)	105,650	947,681
Sienna Biopharmaceuticals, Inc. (a)	287,587	3
Skyhawk Therapeutics, Inc. (d)(e)	127,580	1,621,542
Theravance Biopharma, Inc. (a)	196,887	1,982,652
Theseus Pharmaceuticals, Inc.	70,315	710,182
UCB SA	34,940	3,813,242
		127,536,709
TOTAL HEALTH CARE		1,492,030,197
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	39,000	2,184,000
The Boeing Co. (a)	40,308	8,276,845
		10,460,845
Air Freight & Logistics - 0.2%
FedEx Corp.	34,123	7,584,519
United Parcel Service, Inc. Class B	102,918	21,656,006
		29,240,525
Airlines - 1.6%
Delta Air Lines, Inc. (a)	937,634	37,430,349
JetBlue Airways Corp. (a)(b)	2,526,124	38,573,913
Ryanair Holdings PLC sponsored ADR (a)	5,687	567,051
Southwest Airlines Co. (a)	1,151,679	50,443,540
Spirit Airlines, Inc. (a)	473,088	11,865,047
United Airlines Holdings, Inc. (a)	563,195	25,005,858
Wheels Up Experience, Inc. (d)	961,536	3,374,991
Wheels Up Experience, Inc. Class A (a)(b)	1,176,121	4,128,185
Wizz Air Holdings PLC (a)(c)	617,000	27,784,876
		199,173,810
Building Products - 0.2%
Resideo Technologies, Inc. (a)	68,232	1,756,292
The AZEK Co., Inc. (a)	98,335	2,899,899
Trane Technologies PLC	98,543	15,168,724
		19,824,915
Construction & Engineering - 0.0%
MasTec, Inc. (a)	47,813	3,765,752
Electrical Equipment - 0.4%
AMETEK, Inc.	41,838	5,430,154
Eaton Corp. PLC	51,531	7,950,718
Emerson Electric Co.	102,032	9,480,813
Fluence Energy, Inc. (b)	67,667	915,535
Generac Holdings, Inc. (a)	48,416	15,273,796
Rockwell Automation, Inc.	31,951	8,517,498
		47,568,514
Industrial Conglomerates - 0.3%
3M Co.	116,734	17,352,509
Honeywell International, Inc.	105,375	19,994,906
		37,347,415
Machinery - 0.6%
Caterpillar, Inc.	88,744	16,646,600
Deere & Co.	62,512	22,505,570
Illinois Tool Works, Inc.	51,415	11,123,121
Ingersoll Rand, Inc.	71,516	3,612,988
Xylem, Inc.	207,076	18,419,410
		72,307,689
Professional Services - 0.0%
Clarivate Analytics PLC (a)	23,868	357,543
LegalZoom.com, Inc. (b)	83,462	1,302,842
Sterling Check Corp. (b)	61,234	1,289,588
		2,949,973
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)(b)	637,834	117,004,269
Bird Global, Inc. (d)	156,425	511,510
Bird Global, Inc.	706,167	2,193,708
Bird Global, Inc.:
rights 11/4/26 (a)(e)	27,377	33,126
rights 11/4/26 (a)(e)	27,377	17,521
rights 11/4/26 (a)(e)	27,377	8,761
Class A (a)	77,138	252,241
Canadian Pacific Railway Ltd.	104,854	7,369,139
CSX Corp.	431,871	14,644,746
Hertz Global Holdings, Inc.	486,990	9,895,637
Lyft, Inc. (a)	570,470	22,214,102
Uber Technologies, Inc. (a)	1,164,517	41,957,548
Union Pacific Corp.	251,387	61,828,633
		277,930,941
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (d)(e)	486,000	3,779,153
TOTAL INDUSTRIALS		704,349,532
INFORMATION TECHNOLOGY - 40.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	182,608	22,411,480
Ciena Corp. (a)	821,683	56,219,551
Infinera Corp. (a)(b)	3,330,741	30,742,739
Lumentum Holdings, Inc. (a)	77,189	7,630,905
		117,004,675
Electronic Equipment & Components - 0.3%
908 Devices, Inc. (a)(b)	5,616	93,394
Arlo Technologies, Inc. (a)	195,433	1,813,618
II-VI, Inc. (a)(b)	242,302	16,830,297
TE Connectivity Ltd.	2,927	416,893
Trimble, Inc. (a)	199,994	13,949,582
		33,103,784
IT Services - 4.9%
Accenture PLC Class A	59,806	18,899,892
Actua Corp. (a)(e)	228,996	2,290
Block, Inc. Class A (a)	222,913	28,421,408
CI&T, Inc. Class A	61,299	1,021,854
Cloudflare, Inc. (a)	1,086,938	126,541,322
IBM Corp.	3,405	417,147
MasterCard, Inc. Class A	342,366	123,532,500
MongoDB, Inc. Class A (a)	3,707	1,416,037
Okta, Inc. (a)	62,399	11,409,033
PayPal Holdings, Inc. (a)	550,288	61,593,736
Shopify, Inc. Class A (a)	139,725	96,999,465
Snowflake Computing, Inc. (a)	46,922	12,465,299
TDCX, Inc. ADR	12,340	186,334
Thoughtworks Holding, Inc.	78,932	1,804,386
Toast, Inc.	11,567	237,355
Twilio, Inc. Class A (a)	17,814	3,113,887
Visa, Inc. Class A	603,473	130,422,585
		618,484,530
Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices, Inc. (a)	995,698	122,809,391
Applied Materials, Inc.	440,788	59,153,750
ASML Holding NV	69,339	46,215,137
Broadcom, Inc.	37,417	21,980,242
Cirrus Logic, Inc. (a)	371,013	32,229,899
Enphase Energy, Inc. (a)	41,233	6,873,541
First Solar, Inc. (a)	147,522	11,106,931
GlobalFoundries, Inc.	186,567	11,339,542
Intel Corp.	111,124	5,300,615
KLA Corp.	61,972	21,597,242
Lam Research Corp.	13,309	7,471,007
Marvell Technology, Inc.	608,877	41,604,565
Micron Technology, Inc.	74,004	6,575,995
NVIDIA Corp.	4,567,964	1,113,898,008
onsemi (a)	177,969	11,142,639
Qualcomm, Inc.	255,199	43,891,676
Silicon Laboratories, Inc. (a)(b)	568,846	87,437,319
SiTime Corp. (a)	66,244	13,390,562
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	279,371	29,895,491
Teradyne, Inc.	76,441	9,013,923
Texas Instruments, Inc.	134,798	22,914,312
Wolfspeed, Inc. (a)(b)	90,242	9,269,658
		1,735,111,445
Software - 11.9%
Adobe, Inc. (a)	213,554	99,874,935
Atlassian Corp. PLC (a)	25,352	7,750,613
Autodesk, Inc. (a)	112,312	24,734,472
Avalara, Inc. (a)	33,451	3,475,893
AvidXchange Holdings, Inc.	39,188	377,380
Bill.Com Holdings, Inc. (a)	3,800	903,944
Black Knight, Inc. (a)	75,334	4,233,017
Braze, Inc.	17,442	735,878
Clear Secure, Inc. (b)	525	14,138
Clearwater Analytics Holdings, Inc. (b)	69,195	1,374,905
Confluent, Inc. (b)	187,686	8,031,084
Coupa Software, Inc. (a)	18,491	2,237,596
Crowdstrike Holdings, Inc. (a)	70,248	13,713,112
Datadog, Inc. Class A (a)	34,518	5,561,195
DocuSign, Inc. (a)	32,315	3,827,065
Domo, Inc. Class B (a)	23,478	1,044,771
Elastic NV (a)	25,130	2,177,515
EngageSmart, Inc.	48,531	1,067,682
Epic Games, Inc. (a)(d)(e)	5,000	3,680,100
Expensify, Inc.	30,823	631,872
ForgeRock, Inc.	41,645	616,762
Freshworks, Inc. (b)	76,606	1,403,422
HashiCorp, Inc.	11,670	588,051
HubSpot, Inc. (a)	64,928	34,087,200
Informatica, Inc. (b)	47,209	951,733
Intuit, Inc.	103,725	49,204,028
Lightspeed Commerce, Inc. (a)	76,677	2,014,305
LivePerson, Inc. (a)(b)	106,130	2,152,316
Microsoft Corp.	2,311,171	690,554,783
Nutanix, Inc. Class A (a)	3,019,454	80,619,422
Oracle Corp.	817,859	62,132,748
Paycom Software, Inc. (a)	14,113	4,787,271
Paylocity Holding Corp. (a)	20,881	4,435,960
Procore Technologies, Inc. (a)(b)	13,415	874,524
RingCentral, Inc. (a)	6,882	900,441
Riskified Ltd. (a)(b)	385,965	2,906,316
Riskified Ltd.:
Class A (c)	4,200	31,626
Class B	69,050	519,947
Salesforce.com, Inc. (a)	1,381,738	290,897,301
Samsara, Inc. (b)	76,415	1,335,734
SentinelOne, Inc.	69,381	2,879,312
ServiceNow, Inc. (a)	54,691	31,716,405
Stripe, Inc. Class B (a)(d)(e)	38,500	1,239,700
The Trade Desk, Inc. (a)	52,204	4,454,045
UiPath, Inc. Class A (a)(b)	378,789	13,147,766
Workday, Inc. Class A (a)	32,137	7,360,980
Zoom Video Communications, Inc. Class A (a)	48,007	6,365,728
Zscaler, Inc. (a)	73,181	17,501,236
		1,501,126,229
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	6,359,996	1,050,162,540
Pure Storage, Inc. Class A (a)	2,687,169	69,705,164
Samsung Electronics Co. Ltd.	102,855	6,198,008
		1,126,065,712
TOTAL INFORMATION TECHNOLOGY		5,130,896,375
MATERIALS - 1.4%
Chemicals - 0.6%
Albemarle Corp. U.S.	33,009	6,466,133
CF Industries Holdings, Inc.	168,356	13,668,824
Corteva, Inc.	653,069	33,979,180
DuPont de Nemours, Inc.	206,485	15,975,744
The Mosaic Co.	205,535	10,776,200
		80,866,081
Containers & Packaging - 0.0%
Sealed Air Corp.	60,512	4,062,171
Metals & Mining - 0.8%
Barrick Gold Corp. (Canada)	448,711	10,142,462
Freeport-McMoRan, Inc.	1,386,515	65,096,879
Newmont Corp.	150,259	9,947,146
Rio Tinto PLC sponsored ADR (b)	109,468	8,601,995
		93,788,482
TOTAL MATERIALS		178,716,734
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	79,607	18,060,440
Equinix, Inc.	6,886	4,887,201
Simon Property Group, Inc.	152,231	20,940,896
		43,888,537
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	124,424	12,050,464
TOTAL REAL ESTATE		55,939,001
TOTAL COMMON STOCKS (Cost $9,783,493,027)		12,363,620,394

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series D(a)(d)	574,100	881,663
Series E3(d)	767,218	1,178,240
		2,059,903
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(d)(e)	4,501	278,137
Series F(d)(e)	88,486	5,467,939
		5,746,076
TOTAL COMMUNICATION SERVICES		7,805,979

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(d)(e)	22,348	214,179
Series C(a)(d)(e)	87,936	842,761
Series D(d)(e)	219,600	2,104,602
		3,161,542
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (d)(e)	1,400	770,874

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(d)(e)	19,907	8,101,154
Series H(d)(e)	20,720	8,432,004
Instacart, Inc.:
Series H(a)(d)(e)	12,458	1,002,994
Series I(d)(e)	6,009	483,785
		18,019,937
Textiles, Apparel & Luxury Goods - 0.1%
DNA Script Series C (d)(e)	2,549	2,036,372
Freenome, Inc.:
Series C(a)(d)(e)	141,369	1,649,776
Series D(d)(e)	125,665	1,466,511
Laronde, Inc. Series B (d)(e)	81,282	1,790,642
		6,943,301
TOTAL CONSUMER DISCRETIONARY		28,895,654

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	145,007	5,546,518

Food Products - 0.0%
AgBiome LLC Series D (d)(e)	511,821	3,033,967
Bowery Farming, Inc. Series C1 (d)(e)	27,155	1,636,070
		4,670,037
TOTAL CONSUMER STAPLES		10,216,555

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (d)(e)	109,967	681,795

HEALTH CARE - 0.4%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (d)(e)	329,325	1,416,098
Asimov, Inc. Series B (d)(e)	19,920	1,846,200
Bright Peak Therapeutics AG Series B (d)(e)	282,257	852,416
Caris Life Sciences, Inc. Series D (d)(e)	258,638	1,722,529
Deep Genomics, Inc. Series C (d)(e)	155,443	1,697,438
Element Biosciences, Inc.:
Series B(a)(d)(e)	125,057	2,058,438
Series C(d)(e)	114,255	1,880,637
ElevateBio LLC Series C (d)(e)	247,600	896,560
Generate Biomedicines Series B (d)(e)	191,856	1,697,926
Inscripta, Inc.:
Series D(a)(d)(e)	277,957	2,031,866
Series E(d)(e)	215,182	1,572,980
Korro Bio, Inc.:
Series B1(d)(e)	379,289	804,093
Series B2(d)(e)	356,095	754,921
LifeMine Therapeutics, Inc. Series C (d)(e)	1,759,782	3,583,954
National Resilience, Inc.:
Series B(a)(d)(e)	182,315	11,084,752
Series C(d)(e)	74,748	4,544,678
Quell Therapeutics Ltd. Series B (d)(e)	822,639	1,110,563
SalioGen Therapeutics, Inc. Series B (d)(e)	14,028	1,156,889
Saluda Medical Pty Ltd. Series D (d)(e)	154,870	1,975,505
Sonoma Biotherapeutics, Inc.:
Series B(d)(e)	587,934	1,075,919
Series B1(d)(e)	313,559	573,813
T-Knife Therapeutics, Inc. Series B (d)(e)	241,456	1,006,872
Treeline Biosciences Series A (d)(e)	242,200	1,506,484
		46,851,531
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(d)(e)	1,087,032	1,104,251

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	756,226	748,664
Conformal Medical, Inc. Series C (a)(d)(e)	140,186	556,538
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	260,848	362,579
		1,667,781
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	26,096	881,523
DNA Script Series B (d)(e)	6	4,793
Omada Health, Inc. Series E (d)(e)	636,551	3,816,251
PrognomIQ, Inc.:
Series A5(a)(d)(e)	37,950	116,127
Series B(a)(d)(e)	196,968	602,722
Series C(d)(e)	65,704	201,054
Wugen, Inc. Series B (d)(e)	121,894	692,358
		6,314,828
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(e)	582	217,656

TOTAL HEALTH CARE		56,156,047

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (a)(d)(e)	19,900	11,144,000

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,545	772,632

TOTAL INDUSTRIALS		11,916,632

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Meesho Series F (d)(e)	66,982	5,135,664
Xsight Labs Ltd. Series D (d)(e)	122,201	1,219,566
		6,355,230
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(d)(e)	754,820	836,857
Menlo Micro, Inc. Series C (d)(e)	993,699	1,317,148
		2,154,005
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	49,039	7,727,566

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	372,400	1,504,496
GaN Systems, Inc.:
Series F1(d)(e)	63,044	534,613
Series F2(d)(e)	33,289	282,291
SiMa.ai Series B (d)(e)	299,482	1,955,617
		4,277,017
Software - 0.1%
Bolt Technology OU Series E (d)(e)	17,815	4,594,266
Databricks, Inc.:
Series G(d)(e)	12,605	2,778,803
Series H(d)(e)	18,695	4,121,358
Evozyne LLC Series A (d)(e)	78,000	1,324,440
Nuvia, Inc. Series B (a)(d)	212,200	173,414
Skyryse, Inc. Series B (d)(e)	117,653	2,903,673
Stripe, Inc. Series H (d)(e)	14,400	463,680
Tenstorrent, Inc. Series C1 (d)(e)	16,900	1,268,176
		17,627,810
TOTAL INFORMATION TECHNOLOGY		38,141,628

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (d)(e)	42,859	2,664,021

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	301,038	8,245,431

TOTAL MATERIALS		10,909,452

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	20,469	970,302

TOTAL CONVERTIBLE PREFERRED STOCKS		165,694,044
Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. Series E1 (d)	2,971,163	4,562,904

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(d)(e)	6,592	604,631

TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,167,535
TOTAL PREFERRED STOCKS (Cost $150,204,370)		170,861,579

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (d)(e)	1,957,700	1,957,700
4% 5/22/27 (d)(e)	310,600	310,600
4% 6/12/27 (d)(e)	82,200	82,200
		2,350,500
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(h)	215,100	215,100
TOTAL CONVERTIBLE BONDS (Cost $2,565,600)		2,565,600

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(h)	2,073,500	2,333,073
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(h)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	321,369	321,369
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (d)(e)(h)	1,477,665	1,477,665
Software - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	940,000	940,000
TOTAL INFORMATION TECHNOLOGY		2,739,034
TOTAL PREFERRED SECURITIES (Cost $6,354,521)		6,614,094

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (i)	72,457,057	72,471,549
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	375,418,112	375,455,653
TOTAL MONEY MARKET FUNDS (Cost $447,927,202)		447,927,202

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $10,390,544,720)	12,991,588,869
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(379,294,983)
NET ASSETS - 100.0%	12,612,293,886

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,833,940 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,984,453 or 2.0% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,000,008
AgBiome LLC Series D	9/03/21	3,033,967
Aledade, Inc. Series B1	5/07/21	999,234
Ankyra Therapeutics Series B	8/26/21	1,854,693
Asimov, Inc. Series B	10/29/21	1,846,200
Astera Labs, Inc. Series C	8/24/21	1,251,934
Beta Technologies, Inc. Series A	4/09/21	772,632
Bird Global, Inc.	5/11/21	1,564,250
Blink Health, Inc. Series A1	12/30/20	1,786,125
Blink Health, Inc. Series C	11/07/19 - 7/14/21	5,535,788
Bolt Technology OU Series E	1/03/22	4,628,275
Boundless Bio, Inc. Series B	4/23/21	1,020,905
Bowery Farming, Inc. Series C1	5/18/21	1,636,070
Bright Peak Therapeutics AG Series B	5/14/21	1,102,496
ByteDance Ltd. Series E1	11/18/20	5,373,408
Caris Life Sciences, Inc. Series D	5/11/21	2,094,968
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	215,100
Cibus Corp. Series E	6/23/21	3,635,588
Circle Internet Financial Ltd. 0%	5/11/21	2,073,500
Conformal Medical, Inc. Series C	7/24/20	514,071
Databricks, Inc. Series G	2/01/21	2,235,722
Databricks, Inc. Series H	8/31/21	4,121,358
Deep Genomics, Inc. Series C	7/21/21	2,254,110
Delhivery Private Ltd.	5/20/21	2,372,281
Diamond Foundry, Inc. Series C	3/15/21	7,224,912
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	443,611
DNA Script Series B	12/17/21	4,804
DNA Script Series C	10/01/21	2,217,248
Dragonfly Therapeutics, Inc.	12/19/19	830,209
Element Biosciences, Inc. Series B	12/13/19	655,374
Element Biosciences, Inc. Series C	6/21/21	2,348,706
ElevateBio LLC Series C	3/09/21	1,038,682
Enevate Corp. Series E	1/29/21	836,858
Enevate Corp. 0% 1/29/23	1/29/21	321,369
Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000
Evozyne LLC Series A	4/09/21	1,752,660
Fanatics, Inc. Class A	8/13/20 - 12/15/21	6,379,647
Farmers Business Network, Inc. Series G	9/15/21	2,664,021
Freenome, Inc. Series C	8/14/20	934,916
Freenome, Inc. Series D	11/22/21	947,803
GaN Systems, Inc. Series F1	11/30/21	534,613
GaN Systems, Inc. Series F2	11/30/21	282,291
GaN Systems, Inc. 0%	11/30/21	1,477,665
Generate Biomedicines Series B	11/02/21	2,273,494
GoBrands, Inc. Series G	3/02/21	4,971,122
GoBrands, Inc. Series H	7/22/21	8,049,525
Il Makiage Ltd.	1/06/22	1,594,239
Inscripta, Inc. Series D	11/13/20	1,270,263
Inscripta, Inc. Series E	3/30/21	1,900,057
Instacart, Inc. Series H	11/13/20	747,480
Instacart, Inc. Series I	2/26/21	751,125
Kardium, Inc. Series D6	12/30/20	1,104,251
Kardium, Inc. 0%	12/30/20	1,541,987
Korro Bio, Inc. Series B1	12/17/21	989,944
Korro Bio, Inc. Series B2	12/17/21	989,944
Laronde, Inc. Series B	8/13/21	2,275,896
LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954
Meesho Series F	9/21/21	5,135,664
Menlo Micro, Inc. Series C	2/09/22	1,317,148
National Resilience, Inc. Series B	12/01/20	2,490,423
National Resilience, Inc. Series C	6/28/21	3,319,559
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	1,957,700
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200
Nuvation Bio, Inc.	2/10/21	2,443,400
Nuvia, Inc. Series B	3/16/21	173,413
Omada Health, Inc. Series E	12/22/21	3,816,251
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647
PrognomIQ, Inc. Series A5	8/20/20	22,922
PrognomIQ, Inc. Series B	9/11/20	450,094
PrognomIQ, Inc. Series C	2/16/22	201,054
Quell Therapeutics Ltd. Series B	11/24/21	1,554,788
Rad Power Bikes, Inc.	1/21/21	826,883
Rad Power Bikes, Inc. Series A	1/21/21	107,803
Rad Power Bikes, Inc. Series C	1/21/21	424,189
Rad Power Bikes, Inc. Series D	9/17/21	2,104,602
Reddit, Inc. Series E	5/18/21	191,176
Reddit, Inc. Series F	8/11/21	5,467,939
Redwood Materials Series C	5/28/21	970,302
SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060
Saluda Medical Pty Ltd. Series D	1/20/22	1,975,505
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	631,103
SiMa.ai Series B	5/10/21	1,535,564
Skyhawk Therapeutics, Inc.	5/21/21	2,094,864
Skyryse, Inc. Series B	10/21/21	2,903,673
Sonder Holdings, Inc.	4/29/21 - 10/27/21	3,166,430
Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546
Space Exploration Technologies Corp. Class A	2/16/21	1,637,961
Space Exploration Technologies Corp. Series N	8/04/20	5,373,000
Starry, Inc. Series D	7/30/20	820,963
Starry, Inc. Series E1	9/04/20	4,179,036
Starry, Inc. Series E3	3/31/21	1,288,926
Stripe, Inc. Class B	5/18/21	1,544,943
Stripe, Inc. Series H	3/15/21	577,800
T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911
Tenstorrent, Inc. Series C1	4/23/21	1,004,778
Tenstorrent, Inc. 0%	4/23/21	940,000
The Beauty Health Co.	12/08/20	4,286,430
The Oncology Institute, Inc.	6/28/21	4,467,880
Treeline Biosciences Series A	7/30/21	1,895,821
Waymo LLC Series A2	5/08/20	566,037
WeWork, Inc.	3/25/21	5,101,350
Wheels Up Experience, Inc.	2/01/21	9,615,360
Wugen, Inc. Series B	7/09/21	945,276
Xsight Labs Ltd. Series D	2/16/21	977,119
Zomato Ltd.	12/09/20 - 2/10/21	3,169,182

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	116,356,559	531,675,256	575,560,266	16,841	-	-	72,471,549	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	289,768,031	585,950,619	500,262,997	401,986	-	-	375,455,653	1.0%
Total	406,124,590	1,117,625,875	1,075,823,263	418,827	-	-	447,927,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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